Warehouse Credit Facilities of Consolidated VIEs (Tables)	12 Months Ended
Dec. 31, 2024
Warehouse Credit Facilities of Consolidated VIEs [Abstract]
Schedule of Terms of the Warehouse Credit Facilities	The terms of the Warehouse Credit Facilities include the following (in thousands):
	Facility One	Facility Two	Facility Three	Facility Four
Execution date	May 30, 2012	November 19, 2013	July 11, 2019	November 18, 2022
Commitment termination date	July 21, 2025	June 2, 2025	August 29, 2025	September 12, 2025
Aggregate borrowings limit	$200,000	$200,000	$200,000	$225,000
As of December 31, 2024
Aggregate principal balance of finance receivables pledged as collateral	$—	$76,523	$223,901	$143,514
Outstanding balance	$—	$62,290	$175,568	$122,054
Restricted cash	$—	$3,169	$10,398	$5,328
As of December 31, 2023
Aggregate principal balance of finance receivables pledged as collateral	$223,207	$64,970	$165,927	$92,978
Outstanding balance	$177,375	$51,012	$117,264	$75,617
Restricted cash	$8,961	$2,550	$6,485	$2,692